Equity reserves (Details 1) - Warrant [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Statement [Line Items]
Warrant outstanding | shares	3,600,000
Weighted average exercise price, outstanding | $ / shares	$ 4.50
Weighted average remaining contractual life	2 months 23 days
March 25, 2024 [Member]
Statement [Line Items]
Warrant outstanding | shares	3,600,000
Weighted average exercise price, outstanding | $ / shares	$ 4.50
Weighted average remaining contractual life	2 months 23 days